Property, Plant and Equipment - Additional informations (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Property, Plant and Equipment
Acquired assets with a cost	€ 11,476	€ 4,320